EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Number of options outstanding, at end of year	364,342
Number of options exercisable, Outstanding at end of year	327,761
Excercise Price Range One [Member]
Range of Exercise Prices, Lower Limit	$ 2.25
Range of Exercise Prices, Upper Limit	$ 7.07
Number of options outstanding, at end of year	272,562
Number of options exercisable, Outstanding at end of year	236,881
Excercise Price Range Two [Member]
Range of Exercise Prices, Lower Limit	$ 7.08
Range of Exercise Prices, Upper Limit	$ 10.69
Number of options outstanding, at end of year	22,330
Number of options exercisable, Outstanding at end of year	21,430
Excercise Price Range Three [Member]
Range of Exercise Prices, Lower Limit	$ 10.70
Range of Exercise Prices, Upper Limit	$ 16.22
Number of options outstanding, at end of year	69,450
Number of options exercisable, Outstanding at end of year	69,450